Accrued Severance - Schedule of Accrued Severance (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Severance [Line Items]
Accrued severance	$ 168,554	$ 123,981	$ 5,243
Severance liability [Member]
Schedule of Accrued Severance [Line Items]
Accrued severance		219,520	27,186
Funded portion [Member]
Schedule of Accrued Severance [Line Items]
Accrued severance		$ (95,539)	$ (21,943)